Investments and Advances to Equity Method Investments (Details) - Schedule of Balance Sheet Information - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024
FCG [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Current assets	$ 12,575		$ 17,326
Non-current assets	19,730		29,630
Current liabilities	7,375
Non-current liabilities	1,801		9,247
PDP [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Current assets	8,283	$ 9,216
Non-current assets	87,280	93,657
Current liabilities	14,048	14,108
Non-current liabilities	35,777	41,389
Sierra Parima [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Current assets	2,697	5,741
Non-current assets	18,714	58,631
Current liabilities	62,070	47,877
Non-current liabilities	9,973	9,155
Karnival [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Current assets	16,030	13,102	16,358
Non-current assets	1,805		1,822
Current liabilities	(17,250)	13,095
Non-current liabilities